Cover	Jun. 18, 2024
Cover [Abstract]
Entity Registrant Name	Cloudweb, Inc.
Entity Central Index Key	0001619227
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 18, 2024
Entity Ex Transition Period	false
Entity File Number	333-199193
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	47-0978297
Entity Address Address Line 1	800 W El Camino Real Suite 180
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94040
City Area Code	650
Local Phone Number	963-7749
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false